Common share capital - Narrative (Details) $ / shares in Units, $ in Thousands		6 Months Ended	7 Months Ended	12 Months Ended
	Aug. 06, 2025 shares	Jun. 30, 2026 $ / shares shares	Aug. 06, 2025 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares
Common share capital
Common shares, authorized unlimited (in shares)		Unlimited		Unlimited	Unlimited
Common shares, par value (in dollars per share) | $ / shares				$ 0	$ 0
Reverse stock split conversion ratio	0.10	0.1		0.10	0.10
Conversion ratio	0.01	0.01	0.01	0.01
Number of shares converted to Common A shares | shares			11,960,583
Historical share issuance costs | $				$ 4,024
Class A common Shares
Common share capital
Common shares, authorized unlimited (in shares)		Unlimited		Unlimited	Unlimited
Common shares, par value (in dollars per share) | $ / shares		$ 0		$ 0	$ 0
Number of shares converted to Common A shares | shares	11,960,583			11,960,583
Historical share issuance costs | $				$ 4,024
Class B common shares
Common share capital
Common shares, authorized unlimited (in shares)		Unlimited		Unlimited	Unlimited
Common shares, par value (in dollars per share) | $ / shares		$ 0		$ 0	$ 0
Shares issued in connection with PIPE financing (in shares) | shares		3,500,000